SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY - Additional information (Details)	Dec. 31, 2025 $ / ¥
SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY
Convenience exchange rate per US$1.00	6.9931
Parent Company
SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY
Convenience exchange rate per US$1.00	6.9931